Business Combination (Tables)	9 Months Ended
Sep. 30, 2024
Business Combination
Summary of purchase consideration for iDoc acquisition

Amount
4,950,000 shares of common stock issued to sellers at $12.11 per share	$59,944,500
292,500 shares of common stock issued upon conversion of debt at $12.11 per share	3,542,175
300,000 shares of common stock issued upon conversion of debt at $12.11 per share	3,633,000
300 shares of series A preferred stock issued upon conversion of debt, of which upon conversion, 150,000 shares of common stock are issuable, at $12.11 per share	1,816,500

Total purchase consideration	$68,936,175

Summary of acquisition date details of purchased intangible assets acquired

	Weighted-Average Useful Life (in Years)	Amount
Customer relationships	10	$2,100,000
Developed technology	5	10,000,000
		$12,100,000

Summary of pro forma financial information

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Total revenues	$3,354,437	$3,076,235	$9,191,682	$9,390,435
Net loss	$(368,063)	$(1,322,199)	$(2,436,877)	$(3,435,940)
Weighted average shares:
Basic and diluted	15,077,548	14,806,820	14,821,999	14,602,506
Net loss per share:
Basic and diluted	$(0.02)	$(0.09)	$(0.16)	$(0.24)

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Amortization of intangible assets	$(552,500)	$(552,500)	$(1,657,500)	$(1,657,500)
Transaction expenses	$—	$67,316	$301,013	$335,430

Schedule of Common stock Business Combination

Shares
DHAC public shares, net of redemptions	114,966
DHAC Sponsor affiliate shares	3,432,000
VSee loan conversions shares	292,500
Bridge Investors shares	630,000
Other current DHAC stockholder shares	27,000
VSee company shares issued in Business Combination	5,246,354
iDoc company shares issued in Business Combination	4,950,000
Total Company common stock outstanding immediately following the Business Combination	14,692,820

Summary of the recapitalization and net equity impact on business combination

Cash - Trust and cash	$1,323,362
Liabilities assumed
Accrued Expenses	(4,876,314)
Due to Sponsor	(657,659)
Exchange Note	(6,155,925)
ELOC	(694,512)
Additional Bridge Notes	(466,646)
Promissory Note - Related Party	(350,000)
Promissory Note - SCS Capital Partners LLC	(765,000)
Deferred Underwriting Fee Payable	(4,370,000)
Promissory Note - Extension Note	(335,750)
Extension Note - Embedded Derivative	(33,000)
Total liabilities assumed	(18,704,806)
Net liabilities assumed	$(17,381,444)

iDoc
Business Combination
Schedule of the assets acquired and liabilities assumed as part of the business combination

Total purchase price consideration, net of cash acquired of $29,123	$68,907,052
Estimated fair value of assets:
Accounts receivable, net*	2,123,578
Due from related party	992,746
Note receivable, related party	245,500
Prepaid expenses and other current assets	164,661
Customer relationships	2,100,000
Developed technology	10,000,000
Right-of-use assets	430,359
Right-of-use assets	265,058
Fixed assets	839,785
Total assets acquired	17,161,687
Estimated fair value of liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	2,067,552
Line of credit and notes payable	2,516,345
Right-of-use liability - operating - related party	265,058
Right-of-use liability - operating	430,359
Right-of-use liability - finance	736,624
Deferred tax liabilities	2,139,391
Total liabilities assumed	8,155,329
Goodwill	$59,900,694
*	As of the acquisition date, gross contractual accounts receivable was approximately $3.8 million and the Company expects that approximately $1.7 million will not be collected.